SHORT TERM DEBT - RELATED PARTIES, NET OF DEBT DISCOUNT	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
SHORT TERM DEBT - RELATED PARTIES, NET OF DEBT DISCOUNT
8.	SHORT TERM DEBT – RELATED PARTIES, NET OF DEBT DISCOUNT

In the Six months ended June 30, 2014, the Company realized gross proceeds of $ 1,085,030, from the sale of its 12.0 % six month Unsecured Convertible Notes and Secured Promissory Notes, in the aggregate original principal amount of $100,000 (the “Notes”) to an accredited investor (the “Investor”).  Interest on the outstanding principal balance of the Notes is payable upon maturity of the note. The Company may prepay the Notes at any time without penalty to the Investors.

The Company issued 125,000 shares of common stock for origination fees during the Six months ended June 30, 2014, in connection with this debt and recorded a debt discount of $26,740.